Pension Plans - Schedule of Changes in Benefit Obligation (Details) - KRW (₩) ₩ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Liability at beginning of year	₩ 930,098	₩ 880,656	₩ 828,523
Service cost	102,871	226,787	200,789
Interest cost	5,587	10,991	9,269
Benefit payments	(30,895)	(146,892)	(84,268)
Prior service cost
Remeasurement of defined benefit liabilities	9,981	(41,444)	(73,657)
Liability at end of year	1,017,642	930,098	880,656
Plan assets at end of year
Funded status and net liability recognized	₩ (1,017,642)	₩ (930,098)	₩ (880,656)